Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST WEST VIRGINIA BANCORP INC
Entity Central Index Key	0000037049
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 21,424,681
Entity Common Stock, Shares Outstanding		1,718,730